Investment in affiliates (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 31, 2021	Dec. 31, 2020 CNY (¥)
Investments
Investment in affiliates	¥ 122,187,351	$ 19,173,862		¥ 100,341,909
Private equity funds that the Company serves as general partner or fund manager
Investments
Investment in affiliates	70,477,177	11,059,407		75,128,668
Jiakun
Investments
Investment in affiliates	¥ 29,983,575	$ 4,705,077
Equity method investment, ownership percentage (in percentage)	44.40%	44.40%	44.00%
Changjiang Jupai
Investments
Investment in affiliates	¥ 12,155,030	$ 1,907,389		¥ 11,625,259
Equity method investment, ownership percentage (in percentage)	25.00%	25.00%		25.00%
Wuling Center
Investments
Investment in affiliates	¥ 3,967,860	$ 622,644		¥ 7,150,520
Equity method investment, ownership percentage (in percentage)	1.20%	1.20%		1.20%
Guochen
Investments
Investment in affiliates	¥ 3,077,549	$ 482,935		¥ 3,228,549
Equity method investment, ownership percentage (in percentage)	8.30%	8.30%		8.30%
Juzhi
Investments
Investment in affiliates	¥ 1,265,531	$ 198,589		¥ 1,630,592
Equity method investment, ownership percentage (in percentage)	50.00%	50.00%		50.00%
Others
Investments
Investment in affiliates	¥ 1,260,629	$ 197,821		¥ 1,578,321